PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jan. 15, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Sale of units		41,400,000
Proceeds from sale of Private Placement Warrants			$ 10,030,000
Common stock price per share			$ 10.00	$ 10.00
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of units			6,686,667
Warrant price per share			$ 1.50
Common stock price per share			$ 11.50
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Proceeds from sale of Private Placement Warrants			$ 10,030,000
Subsequent Event [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of units	6,686,667
Warrant price per share	$ 1.50
Common stock price per share	$ 11.50
Subsequent Event [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Proceeds from sale of Private Placement Warrants	$ 10,030,000